Redeemable Non-controlling Interest - Additional Information (Detail) $ / shares in Units, ¥ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2016	Aug. 31, 2014 shares	Jan. 31, 2014 CNY (¥) ExecutiveOfficers shares	Jan. 31, 2014 USD ($) ExecutiveOfficers shares	Dec. 31, 2016 USD ($) $ / shares	May 31, 2016
Ordinary shares
Redeemable Noncontrolling Interest [Line Items]
Conversion ratio basis					The initial conversion ratio is 11, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.
Initial conversion ratio					11
Series B Redeemable Convertible Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Dividends rate per share | $ / shares					$ 0.038237
Preferred stock redemption term					At any time on or after April 1, 2017, if requested by at least 50% of the holders of SBPS then outstanding, Red 5 shall redeem all of the outstanding SBPS at a redemption price equal to 200% of the issuance price in three equal annual installments. The full amount of the redemption price due but not paid shall accrue interest daily at a rate of 10% per annum from the issuance date of SBPS.
Redemption date of preferred stock					Apr. 01, 2017
Liquidation description of preferred stock					The holders of Preferred Shares shall be entitled to receive 100% of the original issue price("preferred liquidation"). The holders of Preferred Shares are also entitled to distribution of remaining assets from preferred liquidation, along with other shareholders, while the total distribution entitled to the holders of Preferred Shares should not exceed 200% of the original issue price.
Series B Redeemable Convertible Preferred Shares | Minimum
Redeemable Noncontrolling Interest [Line Items]
Original issue price, percentage					100.00%
Series B Redeemable Convertible Preferred Shares | Maximum
Redeemable Noncontrolling Interest [Line Items]
Original issue price, percentage					200.00%
Red 5 Studios, Inc. ("Red 5")
Redeemable Noncontrolling Interest [Line Items]
Difference between fair value and purchase price			¥ 131.3	$ 21,200,000
Common shares purchased from number of executives | ExecutiveOfficers			2	2
Recognized compensation paid			¥ 13.0	$ 2,100,000
Red 5 Studios, Inc. ("Red 5") | Ordinary shares
Redeemable Noncontrolling Interest [Line Items]
Common shares purchased by Oriental Pearl, shares			5,948,488	5,948,488
Common shares purchased by Oriental Pearl, value			¥ 25.6	$ 4,200,000
Red 5 Studios, Inc. ("Red 5") | Minimum
Redeemable Noncontrolling Interest [Line Items]
Gross proceeds from public offering | $					$ 30,000,000
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Redeemable convertible preferred shares issued, shares		27,438,952	27,438,952	27,438,952
Redeemable convertible preferred shares issued, value			¥ 118.3	$ 19,200,000
L&A International Holding Limited
Redeemable Noncontrolling Interest [Line Items]
Percentag of shares owned	58.10%					10.40%
Conversion ratio basis	One-to-five stock split
L&A International Holding Limited | Series B Redeemable Convertible Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Percentag of shares owned					63.00%